Income taxes	9 Months Ended
Jul. 31, 2021
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Income taxes

Note 8 Income taxes
Tax examinations and assessments
During the third quarter of 2021, we received a reassessment from the Canada Revenue Agency (CRA) in respect of the 2016 taxation year, which suggests that Royal Bank of Canada owes additional taxes of approximately
$298
million as they denied the deductibility of certain dividends. This amount represents the maximum additional taxes owing for that year. The reassessment is consistent with the previously received reassessments as described in Note 22 of our 2020 Annual

Consolidated Financial Statements. It is possible that the CRA will reassess us for significant
additional income taxes for subsequent years on the same basis.
During the first quarter of 2021, we received a reassessment that is consistent with the previously received proposal letters from the CRA in respect of the 2015 taxation year.
In all cases, we are confident that our tax filing position was appropriate and intend to defend ourselves vigorously.